Condensed Statement of Cash Flows in the Consolidated Group (unaudited) - SEK (kr) kr in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023
Operating activities
Operating profit		kr 794		kr 646	kr 1,568
Adjustments for non-cash items in operating profit
Adjustments for non-cash items in operating profit		843		892	1,259
Income tax paid		(268)		(256)	(528)
Changes in assets and liabilities from operating activities		10,935		(7,918)	3,545
Cash flow from operating activities		12,304		(6,636)	5,844
Investing activities
Capital expenditures		(11)		(16)	(26)
Cash flow from investing activities		(11)		(16)	(26)
Financing activities
Change in senior debt		(3,052)		7,011	(8,900)
Derivatives, net		(735)		1,438	2,868
Dividend paid		(248)
Payment of lease liability		(14)		(14)	(28)
Cash flow from financing activities		(4,049)		8,435	(6,060)
Cash flow for the period		8,244		1,783	(242)
Cash and cash equivalents at beginning of the period		3,482	[1]	4,060	4,060
Exchange-rate differences on cash and cash equivalents		134		(6)	(336)
Cash and cash equivalents at end of the period	[1]	kr 11,860		kr 5,837	kr 3,482

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.